Employee Benefit Plans (Schedule of Amounts Recognized in Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Other liabilities: Projected benefit obligation in excess of fair value of pension plan	$ 1,614	$ 720
Accumulated other comprehensive loss, net of taxes: Pension plan	$ 1,072	$ 649